CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY/(DEFICIT) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated) (Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]
Balances at Jan. 01, 2012	$ 310,193	$ 6,000	$ 20,830			$ 270,545	$ 12,818
Balances (in Shares) at Jan. 01, 2012		6,000,000	20,829,678		0
Issuance of common stock for acquisition PVMI			$ 4,000			(4,000)
Issuance of common stock for acquisition PVMI (in Shares)			4,000,000
Buyout of PVMI shareholders	(125,000)					(125,000)
Issuance of common stock, net of issuance costs	858,415		$ 2,463			855,952
Issuance of common stock, net of issuance costs (in Shares)			2,463,366
Proceeds from common stock subscribed			$ 74	$ (153,250)		153,176
Proceeds from common stock subscribed (in Shares)			74,100
Capital contributions, related parties	561,000					561,000
Net loss	(1,758,237)						(1,758,237)
Balances at Dec. 31, 2012	(153,629)	$ 6,000	$ 27,367	(153,250)		1,711,673	(1,745,419)
Balances (in Shares) at Dec. 31, 2012		6,000,000	27,367,144
Issuance of common stock, net of issuance costs	4,486,541		$ 2,115			4,484,426
Issuance of common stock, net of issuance costs (in Shares)			2,115,100
Cancellation of preferred stock		$ (3,000)				3,000
Cancellation of preferred stock (in Shares)		(3,000,000)
Issuance of shares and warrants to settle accounts payable	119,553		$ 44			119,509
Issuance of shares and warrants to settle accounts payable (in shares)			43,506
Proceeds from common stock subscribed				138,250		(138,250)
Issuance of warrants for acquisition of Vaporfection	1,166,000					1,166,000
Capital contributions, related parties	810,000					810,000
Net loss	(3,791,440)						(3,791,440)
Balances at Dec. 31, 2013	2,637,025	$ 3,000	$ 29,526	(15,000)		8,156,358	(5,536,859)
Balances (in Shares) at Dec. 31, 2013		3,000,000	29,525,750
Issuance of common stock, net of issuance costs	2,427,859		$ 486			2,427,373
Issuance of common stock, net of issuance costs (in Shares)			485,830
Stock-based compensation	4,415,799		$ 178			4,415,621
Stock-based compensation (in Shares)			178,125
Exercise of warrants			$ 253			(253)
Exercise of warrants (in shares)			252,812
Issuance of shares and warrants to settle accounts payable	316,065		$ 54			316,011
Issuance of shares and warrants to settle accounts payable (in shares)			54,392
Proceeds from common stock subscribed	15,000			$ 15,000
Treasury stock	(1,209,600)				$ (1,209,600)
Treasury stock (in Shares)					(60,000)
Unrealized loss from marketable securities	(108,388)							$ (108,388)
Net loss	(16,541,334)						(16,541,334)
Balances at Dec. 31, 2014	(8,047,574)	$ 3,000	$ 30,497		$ (1,209,600)	15,315,110	(22,078,193)	(108,388)
Balances (in Shares) at Dec. 31, 2014		3,000,000	30,496,909		(60,000)
Stock-based compensation	4,292,209					4,292,209
Exercise of warrants	278,951		$ 206			278,745
Exercise of warrants (in shares)			206,480
Issuance of shares and warrants to settle accounts payable	$ 364,728		$ 1,633			363,095
Issuance of shares and warrants to settle accounts payable (in shares)	1,633,047		1,633,047
Conversions of convertible notes payable	$ 5,810,512		$ 11,938			5,798,574
Conversions of convertible notes payable (in shares)			11,937,099
Issuance of warrants for acquisition of Vaporfection	3,861,962					3,861,962
Unrealized loss from marketable securities	40							40
Net loss	(15,828,587)						(15,828,587)
Balances at Jun. 30, 2015	$ (9,267,759)	$ 3,000	$ 44,274		$ (1,209,600)	$ 29,909,695	$ (37,906,780)	$ (108,348)
Balances (in Shares) at Jun. 30, 2015		3,000,000	44,273,535		(60,000)